Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 107,798	$ 96,255	$ 102,512
Restricted Cash related to Credit Card and Lease agreement	900	3,500
Amounts of receivable from business customers	10,000	10,700
Amounts of allowance from business customers	100	500
Amounts of inventory allowances	2,500	2,700
Impairment losses
Transaction fees	700	800	1,000
Deferred revenue	27,146	26,988
Deferred revenue recognized	23,900	22,200	27,600
Shipping and handling revenue	10,400	9,900	12,100
Shipping and handling costs	41,300	38,100	45,900
Vendor incentives	177,300	166,300	215,200
Advertising vendors cost	800	400	800
Advertising and promotional expenses	$ 13,000	$ 14,000	$ 12,700
Percentage of tax benefit	50.00%
Product [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Product sales as a percentage of total sales	92.00%	92.00%	92.00%
Vendor Incentive Program [Member]
Summary of Significant Accounting Policies [Line Items]
Vendor incentive receivable	$ 48,500	$ 48,500
Vendor incentive allowance	400	400
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 7,900	$ 6,300
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Business days	2 days
Credit terms	30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Business days	3 days
Credit terms	60 days